Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands		Total		Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances at Dec. 31, 2014		$ 1,249,802		$ 565		$ 378,316	$ (43)	$ 811,144	$ 1,189,982	$ 59,820
Beginning Balances (in shares) at Dec. 31, 2014				56,863,094
Dividends to shareholders ($1.65 per common share)		(94,079)						(94,079)	(94,079)
Dividends paid to noncontrolling interest		(2,994)								(2,994)
Purchase of treasury shares		$ (9,149)			$ (9,149)				(9,149)
Purchase of treasury shares (in shares)		(630,000)			(630,000)
Restricted share units vested				$ 7		(7)
Restricted share units vested (in shares)				272,945
Exercise of share options		$ 301				301			301
Exercise of share options (in shares)		32,495		27,056
Long-term incentive compensation expense		$ 7,743				7,743			7,743
Net tax benefit from share options exercised and restricted share units vested		(1,333)				(1,333)			(1,333)
Capital contributions from noncontrolling interest		1,850								1,850
Comprehensive income (loss):
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		108,408						108,408	108,408
Net income (loss) attributable to noncontrolling interests		5,576								5,576
Foreign currency translation adjustments		(240)					(240)		(240)
Total comprehensive income (loss)		113,744
Ending Balances at Dec. 31, 2015		1,265,885		$ 572	$ (9,149)	385,020	(283)	825,473	1,201,633	64,252
Ending Balances (in shares) at Dec. 31, 2015				57,163,095	(630,000)
Dividends to shareholders ($1.65 per common share)		$ (28,754)						(28,754)	(28,754)
Purchase of treasury shares (in shares)		0
Restricted share units vested				$ 3		(3)
Restricted share units vested (in shares)				254,024
Long-term incentive compensation expense		$ 6,573				6,573			6,573
Net tax benefit from share options exercised and restricted share units vested		(810)				(810)			(810)
Comprehensive income (loss):
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		(52,483)	[1]					(52,483)	(52,483)
Net income (loss) attributable to noncontrolling interests		(5,393)	[1]							(5,393)
Foreign currency translation adjustments		(233)	[1]				(233)		(233)
Total comprehensive income (loss)	[1]	(58,109)
Ending Balances at Dec. 31, 2016	[3]	1,184,785	[2]	$ 575	$ (9,149)	390,780	(516)	744,236	1,125,926	58,859
Ending Balances (in shares) at Dec. 31, 2016	[3]			57,417,119	(630,000)
Dividends paid to noncontrolling interest		$ (2,496)								(2,496)
Purchase of treasury shares (in shares)		0
Restricted share units vested				$ 2		(2)
Restricted share units vested (in shares)				244,633
Exercise of share options		$ 961		$ 1		960			961
Exercise of share options (in shares)		65,468		65,468
Long-term incentive compensation expense		$ 6,083				6,083			6,083
Comprehensive income (loss):
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders		19,365						19,365	19,365
Net income (loss) attributable to noncontrolling interests		1,377								1,377
Foreign currency translation adjustments		207					207		207
Total comprehensive income (loss)		20,949
Ending Balances at Dec. 31, 2017		$ 1,210,282		$ 578	$ (9,149)	$ 397,821	$ (309)	$ 763,601	$ 1,152,542	$ 57,740
Ending Balances (in shares) at Dec. 31, 2017				57,727,220	(630,000)

[1]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.
[3]	Certain amounts for the year ended 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).